Share-Based Compensation - 2025 Employee Stock Purchase Plan Narrative (Details) - shares	5 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance of conversion shares (in shares)	12,340,650	12,340,650	3,972,893
2025 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance of conversion shares (in shares)	195,497	195,497
Automatic stock plan increase, percent of diluted stock	1.00%
Shares issued during period (in shares)		0